Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Buildings	13,744,221	13,439,066	1,912,000
Electronic equipment	2,116,562	3,747,191	533,120
Motor vehicles	1,485,841	1,485,841	211,393
Machinery	1,238,050	1,276,576	181,621
Land	912,927	892,658	127,000
Other equipment	1,472,880	1,032,078	146,835
Subtotal	20,970,481	21,873,410	3,111,969
Less: accumulated depreciation	(3,564,579)	(3,784,379)	(538,410)
	17,405,902	18,089,031	2,573,559
Less: impairment charges	(1,748,022)	(3,432,946)	(488,411)
Property and equipment, net	15,657,880	14,656,085	2,085,148